Liquidity and Going Concern Uncertainty- Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended									9 Months Ended			12 Months Ended
	Feb. 13, 2015	Feb. 10, 2014	Mar. 05, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Nov. 02, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2015	Dec. 31, 2012
Liquidity And Managements Plans [Line Items]
Accumulated deficit				$ (150,619,048)	$ (138,287,022)				$ (122,420,976)					$ (150,619,048)		$ (138,287,022)	$ (122,420,976)
Net loss				(4,496,193)	(3,881,541)	$ (3,859,794)	$ (2,996,840)	$ (5,127,871)	(2,472,009)	$ (2,860,191)	$ (1,975,009)	$ (1,925,974)		(12,332,026)	$ (11,984,505)	(15,866,046)	(9,233,183)
Cash and cash equivalents				12,541,919	5,364,582	$ 8,819,872	$ 12,460,565	$ 10,417,277	69,178	$ 302,908	$ 4,483	$ 17,964		12,541,919	$ 8,819,872	5,364,582	69,178		$ 185,256
Net proceeds from issuance of common stock	$ 9,100,000	$ 17,400,000
Proceeds from exercise of common stock warrants														9,697,660
Non-underwriter costs	300,000			$ 300,000										$ 300,000
Note Agreements with Certain Shareholders and Line of Credit [Member]
Liquidity And Managements Plans [Line Items]
Debt instrument carrying amount					500,000				$ 6,200,000							500,000	$ 6,200,000
Shelf Registration Statement [Member]
Liquidity And Managements Plans [Line Items]
Minimum public float limit for initial offering																		$ 75,000,000
Securities issued during period				0										0
Maximum [Member] | Shelf Registration Statement [Member]
Liquidity And Managements Plans [Line Items]
Aggregate initial offering price																		$ 50,000,000
Subsequent Event [Member]
Liquidity And Managements Plans [Line Items]
Net proceeds from issuance of common stock	$ 9,100,000
Proceeds from exercise of common stock warrants			$ 6,700,000										$ 9,800,000
April 2014 Credit Facility [Member]
Liquidity And Managements Plans [Line Items]
Debt instrument carrying amount					4,731,322											4,731,322
Credit facility, net					$ 5,000,000											$ 5,000,000